TAXATION - Composition of income tax expense (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
TAXATION
Deferred taxation	¥ (35,242,565)	$ (5,109,692)	¥ (178,951,592)	¥ (18,406,747)
Change in valuation allowance	35,242,565	5,109,692	178,951,592	18,406,747
Income tax expense				7,165,097
Domestic tax authority
TAXATION
Current income tax expense	0	0	0	7,165,097
Deferred taxation	(35,242,565)	(5,109,692)	4,915,611	25,905,564
Change in valuation allowance	¥ 35,242,565	$ 5,109,692	(4,915,611)	(25,905,564)
Foreign tax authority
TAXATION
Deferred taxation			(183,867,203)	(44,312,311)
Change in valuation allowance			¥ 183,867,203	¥ 44,312,311